EXPLORATION, EVALUATION AND PROJECT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Exploration, evaluation and project expenses [Abstract]
Schedule of exploration, evaluation and project expenses

For the years ended December 31	2022	2021
Global exploration and evaluation[1]	$123	$122
Project costs:
Pascua-Lama	52	46
Pueblo Viejo	24	3
Reko Diq	14	10
Other	47	26
Corporate development	15	16
Minesite exploration and evaluation[1]	75	64
Total exploration, evaluation and project expenses	$350	$287
[1]Approximates the impact on operating cash flow.